INVESTMENTS - Securitization instruments (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 625,762	S/ 518,488
Inmuebles Panamericana [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	169,959	153,953
Abengoa Transmision del Norte [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	87,377	80,948
Others
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	301,107	202,836
Industrias de Aceite SA [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	32,050	48,231
Homecenters Peruanos SA [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 35,269	S/ 32,520